LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Balance on January 1,		$ 4,650	$ 4,814
Grants received	[1]	106	177
Royalties paid		(461)	(298)
Amounts recorded in profit or loss		(1,166)	(43)
Balance on December 31,		3,129	4,650
EU Horizon grant programs		$ 215	$ 209

[1]	Excludes amounts received under the EU Horizon grant programs, totaling $209 in 2024 and $215 thousand in 2025.